NOTE 8 – RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Related Party Transactions [Abstract]
NOTE 8 – RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

Loan from related parties

In support of the Company’s efforts and cash requirements, it may rely on advances from stockholders until such time that the Company can support its operations or attains adequate financing through sales of its equity or traditional debt financing. On June 1, 2023, Chiyuan Deng, the Chief Executive Officer, as the Company stockholders, entered into a line of credit agreement with the Company. Chiyuan Deng agreed to provide a line of credit to the Company for a total amount of no more than $1,500,000, including the previous shareholder loan balance of $697,281. The amount under this line of credit is non-interest bearing and due on demand starting from June 1, 2023. As of February 29, 2024 and August 31, 2023, the Company has recognized an imputed interest at 5% per annum of the balances. As of February 29, 2024 and August 31, 2023, the Company had loan from Chiyuan Deng balance of $319,551 and $748,285.

Accounts payable and accrued liabilities - related party - Youall Perform Services Ltd.

Youall Perform Services Ltd is owned by Jianli Deng, the former Chief Financial Officer. In September 2019, the Company entered into an agreement with Youall Perform Services Ltd for two transactions. 1) The Company pays Youall Perform Services Ltd. 10% of the revenue generated from the “Ai Bian Quan Qiu” platform every month to reimburse the valued-added tax, tax surcharges, and foreign transaction fee Youall Perform Services Ltd. has been paying on behalf of the Company. 2) Youall Perform Services Ltd. will provide IT consulting service for “Ai Bian Quan Qiu” platform upgrade and maintenance at a total cost of $128,000, out of which $108,800 has been paid. As there has been no revenue from the “Ai Bian Quan Qiu” platform due to COVID-19 since mid-January, 2020, $108,800 prepayment was expensed as research and development expense in FY2020. In July 2020, the Company changed the service scope of this agreement and turned it into a two-year website maintenance contract to maintain the website ABQQ.TV which was launched on December 29, 2020. The website maintenance service began on January 1, 2021 and will end on December 31, 2022. The contract amount remains to be $128,000, out of which $108,800 was previously paid and $19,200 was scheduled to be due on the twenty first month of service term. During the year ended August 31, 2023, the Company made payment of $12,812 with the accounts payable – related party balance to Youall Perform Services Ltd of $6,388 as of August 31, 2023. As of February 29, 2024, the related part balance to Youall Perform Services Ltd was $6,388.

AB INTERNATIONAL GROUP CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 8 – RELATED PARTY TRANSACTIONS (continued)

Accounts payable and accrued liabilities – related party - Zestv Studios Limited

On December 1, 2020, the Company entered an agreement with Zestv Studios Limited, a Hong Kong entity 100% owned by Chiyuan Deng, the Chief Executive Officer, to grant Zestv Studios Limited the distribution right for the movie “Love over the world” and charge Zestv Studios Limited movie royalties. The Company’s royalty revenue is stipulated to equal 43% of the after-tax movie box office revenue deducting movie issuance costs. The movie box office revenue is tracked by a movie distributor Huaxia Film Distribution Co. Ltd (hereafter “Hua Xia”) in China as it connects with all movie theaters in China and can track the total movie box office revenue online in real time. Although Zestv Studios Limited has paid royalty revenue to the Company, Zestv Studios Limited failed to collect cash from Hua Xia. As of August 31, 2021, the Company had refund payable of $916,922 for the movie royalty revenue net of the movie distribution commission fee to Zestv Studios Limited.

On June 23, 2022, the Company sold the mainland China copyright and broadcast right of the movie “Too Simple” to Zestv Studios Limited for a price of $750,000. The Company remains to have all copyright of outside of mainland China. The Company used this proceed to off-set the refund payable balance to Zestv Studios Limited with additional payment of $151,795 during the year ended August 31, 2022. The Company made payments of $5,127 during the 3 months ended November 30, 2022 and $10,000 during the 3 months ended February 28, 2023.

On November 28, 2023, the Company sold the software-in-progress to the Developer for $385,000. Zestv Studios Limited collected the payment on behalf of the Company. The payment of $385,000 reduced the loan from related parties as of November 30, 2023 (See Note 7).

 The Company also rented an office space from Zestv Studios Limited. The lease was early terminated on August 31, 2023. For the six months ended February 29, 2024 and February 28, 2023, the Company incurred related party office rent expense of $0 and $33,024, respectively.

As of February 29, 2024 and August 31, 2023, the Company had $0 payable to Zestv Studios Limited.

Executives’ salaries

On September 11, 2020 and May 24, 2022, the Company entered into two amended employment agreements with Chiyuan Deng, the Chief Executive Officer. Pursuant the amended agreements, the Company amended the compensation to Mr. Deng to include a salary of $180,000 annually, a reduction in common stock received under his initial employment agreement, a potential for a bonus in cash or shares, and the issuance of 100,000 shares of Series A Preferred Stock at par value $0.001. Mr. Deng returned 266,667 shares common stock to the Company received under his initial employment agreement. The Chief Executive Officer opted to forgo his salaries effective from October 2023.

During the six months ended February 29, 2024, the Company incurred total compensation of $15,049 for the Chief Executive Officer. During the six months ended February 28, 2023, the Company incurred total compensation of $102,000 for Chief Executive Officer and Chief Financial Officer. The Company also incurred total compensation of $0 and $39,000, respectively, for Chief Investment Officer during the six months ended February 29, 2024 and February 28, 2023.

AB INTERNATIONAL GROUP CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 8 – RELATED PARTY TRANSACTIONS

Loan from related parties

In support of the Company’s efforts and cash requirements, it may rely on advances from stockholders until such time that the Company can support its operations or attains adequate financing through sales of its equity or traditional debt financing. On June 1, 2023, Chiyuan Deng, the Chief Executive Officer, as the Company stockholders, entered into a line of credit agreement with the Company. Chiyuan Deng agreed to provide a line of credit to the Company for a total amount of no more than $1,500,000, including the previous shareholder loan balance of $697,281. The amount under this line of credit is non-interest bearing and due on demand starting from June 1, 2023. The Company has recognized an imputed interest at 5% per annum of the balances as of the year ended August 31, 2023. As of August 31, 2023 and 2022, the Company had loan from Chiyuan Deng balance of $748,285 and $144,516.

Jianli Deng, the former Chief Financial Officer, as the Company’s stockholders, make advances periodically to the Company for working capital purpose. These loans are non-interest bearing and due on demand. The amount due to Jianli Deng was fully settled on May 16, 2023. As of August 31, 2023 and 2022, the Company had loan from Jianli Deng balance of $0 and $232,882.

Accounts payable and accrued liabilities - related party - Youall Perform Services Ltd.

Youall Perform Services Ltd is owned by Jianli Deng, the former Chief Financial Officer. In September 2019, the Company entered into an agreement with Youall Perform Services Ltd for two transactions. 1) The Company pays Youall Perform Services Ltd. 10% of the revenue generated from the “Ai Bian Quan Qiu” platform every month to reimburse the valued-added tax, tax surcharges, and foreign transaction fee Youall Perform Services Ltd. has been paying on behalf of the Company. 2) Youall Perform Services Ltd. will provide IT consulting service for “Ai Bian Quan Qiu” platform upgrade and maintenance at a total cost of $128,000, out of which $108,800 has been paid. As there has been no revenue from the “Ai Bian Quan Qiu” platform due to COVID-19 since mid-January, 2020, $108,800 prepayment was expensed as research and development expense in FY2020. In July 2020, the Company changed the service scope of this agreement and turned it into a two-year website maintenance contract to maintain the website ABQQ.TV which was launched on December 29, 2020. The website maintenance service began on January 1, 2021 and will end on December 31, 2022. The contract amount remains to be $128,000, out of which $108,800 was previously paid and $19,200 was scheduled to be due on the twenty first month of service term. During the year ended August 31, 2023, the Company made payment of $12,812 with the accounts payable – related party balance to Youall Perform Services Ltd of $6,388 as of August 31, 2023.

Accounts payable and accrued liabilities – related party - Zestv Studios Limited

On December 1, 2020, the Company entered an agreement with Zestv Studios Limited, a Hong Kong entity 100% owned by Chiyuan Deng, the Chief Executive Officer, to grant Zestv Studios Limited the distribution right for the movie “Love over the world” and charge Zestv Studios Limited movie royalties. The Company’s royalty revenue is stipulated to equal 43% of the after-tax movie box office revenue deducting movie issuance costs. The movie box office revenue is tracked by a movie distributor Huaxia Film Distribution Co. Ltd (hereafter “Hua Xia”) in China as it connects with all movie theaters in China and can track the total movie box office revenue online in real time. Although Zestv Studios Limited has paid royalty revenue to the Company, Zestv Studios Limited failed to collect cash from Hua Xia. As of August 31, 2021, the Company had refund payable of $916,922 for the movie royalty revenue net of the movie distribution commission fee to Zestv Studios Limited.

AB INTERNATIONAL GROUP CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 8 – RELATED PARTY TRANSACTIONS (continued)

Accounts payable and accrued liabilities – related party - Zestv Studios Limited (continued)

On June 23, 2022, the Company sold the mainland China copyright and broadcast right of the movie “Too Simple” to Zestv Studios Limited for a price of $750,000. The Company remains to have all copyright of outside of mainland China. The Company used this proceed to off-set the refund payable balance to Zestv Studios Limited with additional payment of $151,795 during the year ended August 31, 2022. The Company made payments of $15,127 during the year ended August 31, 2023.

As of August 31, 2023 and 2022, the Company had balance of $0 and $15,127 payable to Zestv Studios Limited, respectively.

The Company also rented an office space from Zestv Studios Limited. The lease was early terminated on August 31, 2023 (See Note 6). For the years ended August 31, 2023 and 2022, the Company incurred related party office rent expense of $66,048 and $66,048 respectively.

Executives’ salaries

On September 11, 2020 and May 24, 2022, the Company entered into two amended employment agreements with Chiyuan Deng, the Chief Executive Officer. Pursuant the amended agreements, the Company amended the compensation to Mr. Deng to include a salary of $180,000 annually, a reduction in common stock received under his initial employment agreement, a potential for a bonus in cash or shares, and the issuance of 100,000 shares of Series A Preferred Stock at par value $0.001. Mr. Deng returned 266,667 shares common stock to the Company received under his initial employment agreement.

For the years ended August 31, 2023 and 2022, the Company incurred total compensation of $198,113 and $393,165, respectively, for Chief Executive Officer and Chief Financial Officer. The Company also incurred total compensation of $32,446 and $154,473, respectively, for Chief Investment Officer for the year ended August 31, 2023 and 2022.